Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail explanation of Operating revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 7,013,889	₩ 6,936,485	₩ 6,805,218
Fixed-line services	5,056,513	4,960,338	4,827,015
Fixed-line and VoIP telephone services	1,378,265	1,465,059	1,463,553
Broadband Internet access services	2,504,833	2,343,591	2,256,188
Data communication services	1,173,415	1,151,689	1,107,274
Media and content	3,099,776	2,800,630	2,637,691
Financial services	3,836,589	3,661,896	3,493,920
Sale of goods	3,393,646	3,532,973	3,593,127
Others	3,833,793	3,313,337	3,083,676
Total	₩ 26,234,206	₩ 25,205,659	₩ 24,440,647